Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders	The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:
	Six-Months Ended
	June 30, 2024	June 30, 2023
Net loss	(33,203)	(36,255)
Weighted average shares outstanding—basic and diluted(i)	32,506,781	17,818,669
Net loss per ordinary share—basic and diluted	(1.02)	(2.03)
(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 15. Equity and divestitures.
The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:
	Years ended December 31,
	2023	2022	2021
Net loss	(247,862)	(114,206)	(77,699)
Weighted average shares outstanding—basic and diluted(i)	23,090,092	17,623,570	15,986,834
Net loss per ordinary share—basic and diluted	(10.73)	(6.48)	(4.86)
(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.